1801 California Street Suite 5200 Denver, CO 80202

July 17, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 141 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 142 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

The purpose of the Amendment is to register Initial and Service Class shares of a new series to the Registrant designated as Transamerica Levin Large Cap Value VP.

Please call (832)-945-5596 with any comments or questions concerning this filing.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.